Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies.
Commitments and Contingencies

14)    Commitments and Contingencies

(a)    Legal Proceedings

On July 14, 2020, Greg Ford, the former Chief Executive Officer of the Company, was terminated. On July 14, 2020, Mr. Ford, through his attorney, claimed that he was entitled to severance pay pursuant to an employment agreement following the termination of his employment on that same date. This claim is currently at an early stage where the Company is unable to determine the likelihood of any unfavorable outcome.

From time to time, the Company is involved in various legal matters arising in the normal course of business. The Company does not expect the outcome of such proceedings, either individually or in the aggregate, to have a material effect on the Company’s financial position, cash flows or results of operations.

(b)    Contract Research

The Company is currently conducting non-clinical consumer studies in connection with the pursuit of potential FDA approval for Stendra® Non-Prescription OTC use in treating ED. The Company has contracted with a leading Contract Research Organization (“CRO”) in the conduct of Rx-to-OTC Switch development including self-selection studies, human factors studies and various web app studies. The Company has committed approximately $1.8 million through multiple task orders/statements of work with the CRO to perform these studies. As of September 30, 2024, these projects are approximately 91% complete. The Company expects the CRO to complete these studies during the fourth quarter of 2024.

15)  Commitments and Contingencies

Legal Proceedings

On July 14, 2020, Greg Ford, the Chief Executive Officer of the Company, was terminated. On July 14, 2020, Mr. Ford, through his attorney, claimed that he was entitled to severance pay pursuant to an employment agreement following the termination of his employment on that same date. This claim is currently at an early stage where the Company is unable to determine the likelihood of any unfavorable outcome.

From time to time, we are involved in various legal matters arising in the normal course of business. We do not expect the outcome of such proceedings, either individually or in the aggregate, to have a material effect on our financial position, cash flows or results of operations.